SHARE-BASED COMPENSATION (Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number outstanding	707,405
Number exercisable	707,405
Scheme X [Member]
Weighted-average exercise price | $ / shares	$ 0.01
Number outstanding	174,529
Number exercisable	174,529
Weighted-average remaining contractual life	3 years 4 months 17 days
Scheme V [Member]
Weighted-average exercise price | $ / shares	$ 0.83
Number outstanding	229,468
Number exercisable	229,468
Weighted-average remaining contractual life	9 months 4 days
Scheme VI [Member]
Weighted-average exercise price | $ / shares	$ 2.03
Number outstanding	260,554
Number exercisable	260,554
Weighted-average remaining contractual life	1 year 5 months 1 day
Scheme XII [Member]
Weighted-average exercise price | $ / shares	$ 0.01
Number outstanding	35,875
Number exercisable	35,875
Weighted-average remaining contractual life	3 years 10 months 20 days
Scheme XIII [Member]
Weighted-average exercise price | $ / shares	$ 0.01
Number outstanding	6,979
Number exercisable	6,979
Weighted-average remaining contractual life	5 years 7 days